Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We adhere to our Insider Trading Policy regarding the timing of equity awards. When equity awards were available for grant under the 2015 Omnibus Incentive Plan, such awards were only granted during our specified trading window periods, which begin on the third trading day following our quarterly or annual financial results press release and end on the 30th of the last month of each quarter (31st for December). Annual equity awards are typically granted in February during our first quarter window. We did not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, we did not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefited the Covered Persons (as defined in our Insider Trading Policy) or otherwise for the purpose of affecting the value of executive compensation. We did not grant stock options in 2025. The 2015 Omnibus Incentive Plan terminated on the tenth anniversary of its date of adoption by the Board of Directors. All outstanding unvested awards under the 2015 Omnibus Incentive Plan continue to vest in accordance with their terms; however, no additional awards are available for grant.

Award Timing Method	When equity awards were available for grant under the 2015 Omnibus Incentive Plan, such awards were only granted during our specified trading window periods, which begin on the third trading day following our quarterly or annual financial results press release and end on the 30th of the last month of each quarter (31st for December). Annual equity awards are typically granted in February during our first quarter window.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We did not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, we did not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefited the Covered Persons (as defined in our Insider Trading Policy) or otherwise for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false